STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions - Consulting Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Exercise price		$ 4.40
Stock price, date of valuation		$ 1.20
Volatility		134.00%
Risk-free interest rate		0.60%
Expected life (years)		2 years
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 0.60
Stock price, date of valuation	$ 0.52
Volatility	150.00%
Risk-free interest rate	1.10%
Expected life (years)	2 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 3.75
Stock price, date of valuation	$ 0.89
Volatility	157.00%
Risk-free interest rate	1.30%
Expected life (years)	3 years